Fair Value	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value

Note 8—Fair Value

The Company’s consolidated financial statements include assets and liabilities that are measured based on their fair values. Measurement at fair value may be on a recurring or nonrecurring basis depending on the accounting principles applicable to the specific asset or liability and whether the Manager has elected to carry the item at its fair value as discussed in the following paragraphs.

Fair Value Accounting Elections

The Manager identified all of the Company’s non-cash financial assets and MSRs relating to non-commercial real estate secured mortgage loans with initial interest rates of more than 4.5%, to be accounted for at fair value. The Manager has elected to account for these assets at fair value so such changes in fair value will be reflected in income as they occur and more timely reflect the results of the Company’s performance.

The Manager has also identified the Company’s CRT financing and asset-backed financing of a VIE to be accounted for at fair value to reflect the generally offsetting changes in fair value of these borrowings to changes in fair value of mortgage loans at fair value collateralizing these financings. For other borrowings, the Manager has determined that historical cost accounting is more appropriate because under this method debt issuance costs are amortized over the term of the debt, thereby matching the debt issuance cost to the periods benefiting from the availability of the debt.

Financial Statement Items Measured at Fair Value on a Recurring Basis

Following is a summary of financial statement items that are measured at fair value on a recurring basis:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Short-term investments	$122,088	$—	$—	$122,088
Mortgage-backed securities at fair value	—	865,061	—	865,061
Mortgage loans acquired for sale at fair value	—	1,673,112	—	1,673,112
Mortgage loans at fair value	—	367,169	1,354,572	1,721,741
Excess servicing spread purchased from PFSI	—	—	288,669	288,669
Derivative assets:
Interest rate lock commitments	—	—	7,069	7,069
CRT Agreements	—	—	15,610	15,610
MBS put options	—	1,697	—	1,697
MBS call options		142	—	142
Forward purchase contracts	—	30,879	—	30,879
Forward sales contracts	—	13,164	—	13,164
Put options on interest rate futures	2,469	—	—	2,469
Call options on interest rate futures	63	—	—	63
Total derivative assets before netting	2,532	45,882	22,679	71,093
Netting	—	—	—	(37,384)
Total derivative assets after netting	2,532	45,882	22,679	33,709
Mortgage servicing rights at fair value	—	—	64,136	64,136
	$124,620	$2,951,224	$1,730,056	$4,768,516
Liabilities:
Asset-backed financing of a VIE at fair value	$—	$353,898	$—	$353,898
Interest-only security payable at fair value	—	—	4,114	4,114
Derivative liabilities:
Interest rate lock commitments	—	—	3,292	3,292
Forward purchase contracts	—	7,619	—	7,619
Forward sales contracts	—	17,974	—	17,974
Put options on interest rate futures	—	—	—	—
Total derivative liabilities before netting	—	25,593	3,292	28,885
Netting	—	—	—	(19,312)
Total derivative liabilities after netting	—	25,593	3,292	9,573
	$—	$379,491	$7,406	$367,585

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Short-term investments	$41,865	$—	$—	$41,865
Mortgage-backed securities at fair value	—	322,473	—	322,473
Mortgage loans acquired for sale at fair value	—	1,283,795	—	1,283,795
Mortgage loans at fair value	—	455,394	2,100,394	2,555,788
Excess servicing spread purchased from PFSI	—	—	412,425	412,425
Derivative assets:
Interest rate lock commitments	—	—	4,983	4,983
CRT Agreements	—	—	593	593
MBS put options	—	93	—	93
Forward purchase contracts	—	2,444	—	2,444
Forward sales contracts	—	2,604	—	2,604
Put options on interest rate futures	1,512	—	—	1,512
Call options on interest rate futures	1,156	—	—	1,156
Total derivative assets	2,668	5,141	5,576	13,385
Netting	—	—	—	(3,300)
Total derivative assets after netting	2,668	5,141	5,576	10,085
Mortgage servicing rights at fair value	—	—	66,584	66,584
	$44,533	$2,066,803	$2,584,979	$4,693,015
Liabilities:
Asset-backed financing of the VIE at fair value	$—	$247,690	$—	$247,690
Derivative liabilities:
Interest rate lock commitments	—	—	337	337
Forward purchase contracts	—	3,774	—	3,774
Forward sales contracts	—	2,680	—	2,680
Put options on interest rate futures	39	—	—	39
Call options on interest rate futures	305	—	—	305
Total derivative liabilities	344	6,454	337	7,135
Netting	—	—	—	(3,978)
Total derivative liabilities after netting	344	6,454	337	3,157
	$44,877	$2,320,947	$2,585,316	$4,943,862

The following is a summary of changes in items measured using Level 3 inputs on a recurring basis:

	Year ended December 31, 2016
	Mortgage	Excess	Interest		Mortgage
	loans	servicing	rate lock	CRT	servicing
	at fair value	spread	commitments (1)	Agreements (1)	rights	Total
	(in thousands)
Assets
Balance, December 31, 2015	$2,100,394	$412,425	$4,646	$593	$66,584	$2,584,642
Purchases and issuances	—	—	71,892	—	2,739	74,631
Repayments and sales	(626,095)	(129,037)	—	—	—	(755,132)
Capitalization of interest	84,820	22,601	—	—	—	107,421
ESS received pursuant to a recapture agreement with PFSI	—	6,603	—	—	—	6,603
Servicing received as proceeds from sales of mortgage loans	—	—	—	—	7,337	7,337
Proceeds from CRT Agreements	—	—	—	(21,298)	—	(21,298)
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	26,910	—	—	—	—	26,910
Other factors	(30,414)	(23,923)	15,944	36,315	(12,524)	(14,602)
	(3,504)	(23,923)	15,944	36,315	(12,524)	12,308
Transfers of mortgage loans to REO and real estate held for investment	(201,043)	—	—	—	—	(201,043)
Transfers of interest rate lock commitments to mortgage loans acquired for sale	—	—	(88,705)	—	—	(88,705)
Balance, December 31, 2016	$1,354,572	$288,669	$3,777	$15,610	$64,136	$1,726,764
Changes in fair value recognized during the period relating to assets still held at December 31, 2016	$(15,877)	$(16,713)	$3,777	$15,610	$(12,524)	$(25,727)

(1)	For the purpose of this table, the IRLC and CRT Agreement “Level 3” fair value asset and liability positions are shown net.

Year ended December 31, 2016
Interest-only
security
payable
(in thousands)
Liability:
Balance, December 31, 2015	$—
Purchases and issuances	—
Repayments and sales	—
Capitalization of interest	—
Changes in fair value included in income arising from:
Changes in instrument- specific credit risk	—
Other factors	4,114
4,114
Balance, December 31, 2016	$4,114
Changes in fair value recognized during the period relating to assets still held at December 31, 2016	$4,114

	Year ended December 31, 2015
	Mortgage	Excess	Interest		Mortgage
	loans	servicing	rate lock	CRT	servicing
	at fair value	spread	commitments (1)	Agreements	rights	Total
	(in thousands)
Balance, December 31, 2014	$2,199,583	$191,166	$5,661	$—	$57,358	$2,453,768
Purchases and issuances	241,981	271,554	—	—	2,335	515,870
Repayments and sales	(218,585)	(78,578)	—	—	—	(297,163)
Capitalization of interest	57,754	25,365	—	—	—	83,119
ESS received pursuant to a recapture agreement with PFSI	—	6,728	—	—	—	6,728
Interest rate lock commitments issued, net	—	—	50,536	—	—	50,536
Servicing received as proceeds from sales of mortgage loans	—	—	—	—	13,963	13,963
Changes in fair value included in income arising from:
Changes in instrument- specific credit risk	42,267	—	—	—	—	42,267
Other factors	38,866	(3,810)	(12,811)	593	(7,072)	15,766
	81,133	(3,810)	(12,811)	593	(7,072)	58,033
Transfers of mortgage loans to REO	(285,331)	—	—	—	—	(285,331)
Transfers of mortgage loans at fair value from “Level 2” to “Level 3” (2)	23,859	—	—	—	—	23,859
Transfers of interest rate lock commitments to mortgage loans acquired for sale	—	—	(38,740)	—	—	(38,740)
Balance, September 30, 2015	$2,100,394	$412,425	$4,646	$593	$66,584	$2,584,642
Changes in fair value recognized during the period relating to assets still held at December 31, 2015	$77,867	$(3,810)	$4,646	$593	$(7,072)	$72,224

(1)	For the purpose of this table, the IRLC “Level 3” fair value asset and liability positions are shown net.
(2)

During the year ended December 31, 2015, the Manager identified certain “Level 2” fair value mortgage loans that were not salable into the prime mortgage market and therefore transferred them to “Level 3”.

	Year ended December 31, 2014
		Mortgage
		loans under
	Mortgage	forward	Excess	Interest	Mortgage
	loans	purchase	servicing	rate lock	servicing
	at fair value	agreements	spread	commitments (1)	rights	Total
	(in thousands)
Balance, December 31, 2013	$2,076,665	$218,128	$138,723	$1,249	$26,452	$2,461,217
Purchases and issuances	554,604	1,386	99,728	—	—	655,718
Repayments and sales	(572,586)	(6,413)	(39,257)	—	(139)	(618,395)
Capitalization of interest	65,050	1,800	13,292	—	—	80,142
ESS received pursuant to a recapture agreement with PFSI	—	—	7,342	—	—	7,342
Interest rate lock commitments issued, net	—	—	—	56,367	—	56,367
Sales				—		—
Servicing received as proceeds from sales of mortgage loans	—	—	—	—	47,693	47,693
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	34,785	1,815	—		—	36,600
Other factors	179,896	(1,012)	(28,662)	17,326	(16,648)	150,900
	214,681	803	(28,662)	17,326	(16,648)	187,500
Transfers of mortgage loans under forward purchase agreements to mortgage loans	205,902	(205,902)	—
Transfers of mortgage loans to REO	(344,733)	—	—	—	—	(344,733)
Transfers of mortgage loans under forward purchase agreements to REO under forward purchase agreements	—	(9,802)	—	—	—	(9,802)
Transfers of interest rate lock commitments to mortgage loans acquired for sale	—	—	—	(69,281)	—	(69,281)
Balance, December 31, 2014	$2,199,583	$—	$191,166	$5,661	$57,358	$2,453,768
Changes in fair value recognized during the period relating to assets still held at December 31, 2014	$134,724	$—	$(28,662)	$5,661	$(16,648)	$95,075

(1)	For the purpose of this table, the IRLC “Level 3” fair value asset and liability positions are shown net.

The information used in the preceding roll forwards represents activity for financial statement items measured at fair value on a recurring basis and identified as using “Level 3” significant fair value inputs at either the beginning or the end of the periods presented. The Company had transfers among the fair value levels arising from transfers of IRLCs to mortgage loans held for sale at fair value upon purchase of the respective mortgage loans.

Following are the fair values and related principal amounts due upon maturity of mortgage loans accounted for under the fair value option (including mortgage loans acquired for sale, mortgage loans held in a consolidated VIE, and distressed mortgage loans at fair value):

	December 31, 2016			December 31, 2015
	Fair value	Principal amount due upon maturity	Difference	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans acquired for sale at fair value:
Current through 89 days delinquent	$1,672,181	$1,633,569	$38,612	$1,283,275	$1,235,433	$47,842
90 or more days delinquent
Not in foreclosure	145	189	(44)	304	333	(29)
In foreclosure	786	717	69	216	253	(37)
	931	906	25	520	586	(66)
	$1,673,112	$1,634,475	$38,637	$1,283,795	$1,236,019	$47,776
Mortgage loans at fair value:
Mortgage loans held in a consolidated VIE:
Current through 89 days delinquent	$367,169	$368,524	$(1,355)	$455,394	$454,935	$459
90 or more days delinquent
Not in foreclosure	—	—	—	—	—	—
In foreclosure	—	—	—	—	—	—
	—	—	—	—	—	—
	367,169	368,524	(1,355)	455,394	454,935	459
Distressed mortgage loans at fair value:
Current through 89 days delinquent	611,584	818,665	(207,081)	877,438	1,134,560	(257,122)
90 or more days delinquent
Not in foreclosure	305,431	425,460	(120,029)	459,060	640,343	(181,283)
In foreclosure	437,557	595,534	(157,977)	763,896	1,062,205	(298,309)
	742,988	1,020,994	(278,006)	1,222,956	1,702,548	(479,592)
	1,354,572	1,839,659	(485,087)	2,100,394	2,837,108	(736,714)
	$1,721,741	$2,208,183	$(486,442)	$2,555,788	$3,292,043	$(736,255)

Following are the changes in fair value included in current period income by consolidated statement of income line item for financial statement items accounted for under the fair value option:

	Year ended December 31, 2016
	Net gain on		Net
	mortgage		mortgage
	loans	Net	loan	Net gain
	acquired	interest	servicing	on
	for sale	income	fees	investments	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—	$—	$—
Mortgage-backed securities at fair value	—	(2,391)	—	(13,168)	(15,559)
Mortgage loans acquired for sale at fair value	55,350	—	—	—	55,350
Mortgage loans at fair value	—	1,294	—	(5,252)	(3,958)
ESS at fair value	—	—	—	(23,923)	(23,923)
MSRs at fair value	—	—	(12,524)	—	(12,524)
	$55,350	$(1,097)	$(12,524)	$(42,343)	$(614)
Liabilities:
Asset-backed financing of a VIE at fair value	$—	$(669)	$—	$3,238	$2,569
	$—	$(669)	$—	$3,238	$2,569

	Year ended December 31, 2015
	Net gain on		Net
	mortgage		mortgage
	loans	Net	loan	Net gain
	acquired	interest	servicing	on
	for sale	income	fees	investments	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—	$—	$—
Mortgage-backed securities at fair value	—	(35)	—	(5,224)	(5,259)
Mortgage loans acquired for sale at fair value	71,880	—	—	—	71,880
Mortgage loans at fair value	—	1,253	—	70,470	71,723
ESS at fair value	—	—	—	3,239	3,239
MSRs at fair value	—	—	(7,072)	—	(7,072)
	$71,880	$1,218	$(7,072)	$68,485	$134,511
Liabilities:
Asset-backed financing of a VIE at fair value	$—	$(499)	$—	$4,260	$3,761
	$—	$(499)	$—	$4,260	$3,761

	Year ended December 31, 2014
	Net gain on		Net
	mortgage		mortgage
	loans	Net	loan	Net gain
	acquired	interest	servicing	on
	for sale	income	fees	investments	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—	$—	$—
Mortgage-backed securities at fair value	—	357	—	10,416	10,773
Mortgage loans acquired for sale at fair value	100,213	—	—	—	100,213
Mortgage loans at fair value	—	1,848	—	242,449	244,297
Mortgage loans under forward purchase agreements at fair value				803	803
ESS at fair value	—	—	—	(20,834)	(20,834)
MSRs at fair value	—	—	(16,648)	—	(16,648)
	$100,213	$2,205	$(16,648)	$232,834	$318,604
Liabilities:
Asset-backed financing of a VIE at fair value	$—	$(617)	$—	$(8,459)	$(9,076)
	$—	$(617)	$—	$(8,459)	$(9,076)

Financial Statement Items Measured at Fair Value on a Nonrecurring Basis

Following is a summary of financial statement items that were re-measured at fair value on a nonrecurring basis during the periods presented:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Real estate acquired in settlement of loans	$—	$—	$125,683	$125,683
MSRs at lower of amortized cost or fair value	—	—	173,765	173,765
	$—	$—	$299,448	$299,448

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(in thousands)
Real estate acquired in settlement of loans	$—	$—	$173,662	$173,662
MSRs at lower of amortized cost or fair value	—	—	145,187	145,187
	$—	$—	$318,849	$318,849

The following table summarizes the fair value changes recognized during the period on assets held at period end that were measured at fair value on a nonrecurring basis:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Real estate asset acquired in settlement of loans	$(17,561)	$(24,546)	$(24,896)
MSRs at lower of amortized cost or fair value	(2,728)	(3,229)	(5,138)
	$(20,289)	$(27,775)	$(30,034)

Real Estate Acquired in Settlement of Loans

The Company evaluates its REO for impairment with reference to the respective properties’ fair values less cost to sell on a nonrecurring basis. The initial carrying value of the REO is measured at cost as indicated by the purchase price in the case of purchased REO or as measured by the fair value of the mortgage loan immediately before REO acquisition in the case of acquisition in settlement of a loan. REO may be subsequently revalued due to the Company receiving greater access to the property, the property being held for an extended period or receiving indications that the property’s value may not be supported by developing market conditions. Any subsequent change in fair value to a level that is less than or equal to the property’s cost is recognized in Results of real estate acquired in settlement of loans in the Company’s consolidated statements of income.

Mortgage Servicing Rights at Lower of Amortized Cost or Fair Value

The Company evaluates its MSRs at lower of amortized cost or fair value for impairment with reference to the asset’s fair value. For purposes of performing its MSR impairment evaluation, the Company stratifies its MSRs at lower of amortized cost or fair value based on the interest rates borne by the mortgage loans underlying the MSRs. Mortgage loans are grouped into pools with 50 basis point interest rate ranges for fixed-rate mortgage loans with interest rates between 3.0% and 4.5% and a single pool for mortgage loans with interest rates below 3.0%. MSRs relating to adjustable rate mortgage loans with initial interest rates of 4.5% or less are evaluated in a single pool. If the fair value of MSRs in any of the interest rate pools is below the amortized cost of the MSRs, those MSRs are impaired.

When MSRs are impaired, the impairment is recognized in current-period income and the carrying value of the MSRs is adjusted using a valuation allowance. If the fair value of the MSRs subsequently increases, the increase in fair value is recognized in current period income only to the extent of the valuation allowance for the respective impairment stratum.

The Manager periodically reviews the various impairment strata to determine whether the fair value of the impaired MSRs in a given stratum is likely to recover. When the Manager deems recovery of fair value to be unlikely in the foreseeable future, a write-down of the cost of the MSRs for that stratum to its estimated recoverable value is charged to the valuation allowance.

Fair Value of Financial Instruments Carried at Amortized Cost

The Company’s Cash as well as certain of its borrowings are carried at amortized cost. Cash is measured using a “Level 1” fair value input. The Company’s Assets sold under agreements to repurchase, Mortgage loan participation and sale agreements, Notes payable, Exchangeable senior notes and Federal Home Loan Bank advances are classified as “Level 3” fair value liabilities due to the Company’s reliance on unobservable inputs to estimate these instruments’ fair values.

The Manager has concluded that the fair values of Cash, Assets sold under agreements to repurchase, Mortgage loan participation and sale agreements, Notes payable and Federal Home Loan Bank advances approximate the agreements’ carrying values due to the immediate realizability of Cash at its carrying amount and to the borrowing agreements’ short terms and variable interest rates. The fair value of the Exchangeable senior notes at December 31, 2016 and December 31, 2015 was $240.7 million and $230.0 million, respectively. The fair value of the Exchangeable senior notes is estimated using a broker indication of value.

Valuation Techniques and Inputs

Most of the Company’s assets, and the Asset-backed financing of a VIE, the Interest-only security payable and Derivative liabilities are carried at fair value with changes in fair value recognized in current period income. A substantial portion of these items are “Level 3” fair value assets and liabilities which require the use of unobservable inputs that are significant to the estimation of the items’ fair values. Unobservable inputs reflect the Company’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Due to the difficulty in estimating the fair values of “Level 3” fair value assets and liabilities, the Manager has assigned responsibility for estimating fair value of these items to specialized staff and subjects the valuation process to significant executive management oversight. The Manager’s Financial Analysis and Valuation group (the “FAV group”) is responsible for estimating the fair values of “Level 3” fair value assets and liabilities other than IRLCs and maintaining its valuation policies and procedures.

With respect to the Company’s non-IRLC “Level 3” fair value assets and liabilities, the FAV group reports to PCM’s valuation committee, which oversees and approves the valuations. The FAV group monitors the models used for valuation of the Company’s non-IRLC “Level 3” fair value assets and liabilities, including the models’ performance versus actual results, and reports those results to PCM’s valuation committee. During 2016, PCM’s valuation committee included PFSI’s chief executive, financial, risk, business development and asset/liability management officers.

The FAV group is responsible for reporting to PCM’s valuation committee on a monthly basis on the changes in the valuation of the non-IRLC “Level 3” fair value assets and liabilities, including major factors affecting the valuation and any changes in model methods and inputs. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of changes to the significant inputs to the models.

The fair value of the Company’s IRLCs is developed by the Manager’s Capital Markets Risk Management staff and is reviewed by the Manager’s Capital Markets Operations group.

The following is a description of the techniques and inputs used in estimating the fair values of “Level 2” and “Level 3” fair value assets and liabilities:

Mortgage-Backed Securities

The Company categorizes its current holdings of MBS as “Level 2” fair value assets. Fair value of MBS is established based on quoted market prices. Changes in the fair value of MBS are included in Net gain (loss) on investments in the consolidated statements of income.

Mortgage Loans

Fair value of mortgage loans is estimated based on whether the mortgage loans are saleable into active markets:

•

Mortgage loans that are saleable into active markets, comprised of the Company’s mortgage loans acquired for sale at fair value and mortgage loans at fair value held in a VIE, are categorized as “Level 2” fair value assets. The fair values of mortgage loans acquired for sale at fair value are established using their quoted market or contracted price or market price equivalent. For the mortgage loans at fair value held in a VIE, the quoted fair values of all of the individual securities issued by the securitization trust are used to derive a fair value for the mortgage loans. The Company obtains indications of fair value from nonaffiliated brokers based on comparable securities and validates the brokers’ indications of fair value using pricing models and inputs the Manager believes are similar to the models and inputs used by other market participants.

•

Mortgage loans that are not saleable into active markets, comprised of distressed mortgage loans, are categorized as “Level 3” fair value assets and their fair values are estimated using a discounted cash flow approach. Inputs to the discounted cash flow model include current interest rates, loan amount, payment status, property type, discount rates and forecasts of future interest rates, home prices, prepayment speeds, default speeds, loss severities and contracted selling price where applicable.

The valuation process includes the computation by stratum of the mortgage loans’ fair values and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The FAV group computes the effect on the valuation of changes in inputs such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the mortgage loan valuation.

Changes in fair value attributable to changes in instrument-specific credit risk are measured by the effect on fair value of the change in the respective mortgage loan’s delinquency status and performance history at year-end from the later of the beginning of the year or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Company’s mortgage loans at fair value are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the mortgage loans’ fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds. Changes in the fair value of mortgage loans at fair value are included in Net gain (loss) on investments in the consolidated statements of income.

Following is a quantitative summary of key inputs used in the valuation of mortgage loans at fair value:

Key inputs	December 31, 2016	December 31, 2015
Discount rate
Range	2.6% – 15.0%	2.5% – 15.0%
Weighted average	7.1%	7.1%
Twelve-month projected housing price index change
Range	2.5% – 4.8%	1.5% – 5.1%
Weighted average	3.7%	3.6%
Prepayment speed (1)
Range	0.1% – 10.9%	0.1% – 9.6%
Weighted average	4.0%	3.7%
Total prepayment speed (2)
Range	2.9% – 24.6%	0.5% – 27.2%
Weighted average	17.7%	19.6%

(1)	Prepayment speed is measured using Life Voluntary Conditional Prepayment Rate (“CPR”).
(2)	Total prepayment speed is measured using Life Total CPR.

Excess Servicing Spread Purchased from PFSI

The Company categorizes ESS as a “Level 3” fair value asset. The Company uses a discounted cash flow approach to estimate the fair value of ESS. The key inputs used in the estimation of the fair value of ESS include prepayment speed and discount rate. Significant changes to those inputs in isolation may result in a significant change in the ESS fair value measurement. Changes in these key inputs are not necessarily directly related.

ESS is generally subject to loss in fair value when interest rates decrease. Decreasing mortgage market interest rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the expected life of the mortgage loans underlying the ESS, thereby reducing the cash flows expected to accrue to ESS. Reductions in the fair value of ESS affect income primarily through change in fair value. Changes in the fair value of ESS are included in Net gain (loss) on investments in the consolidated statements of income.

Following are the key inputs used in determining the fair value of ESS:

Key inputs	December 31, 2016	December 31, 2015
UPB of underlying mortgage loans (in thousands)	$32,376,359	$51,966,405
Average servicing fee rate (in basis points)	34	32
Average ESS rate (in basis points)	19	17
Pricing spread (1)
Range	3.8% - 4.8%	4.8% - 6.5%
Weighted average	4.4%	5.7%
Life (in years)
Range	1.4 - 8.6	1.4 - 9.0
Weighted average	6.8	6.9
Annual total prepayment speed (2)
Range	7.0% - 41.3%	5.2% - 52.4%
Weighted average	10.5%	9.6%

(1)

Pricing spread represents a margin that is applied to a reference interest rate’s forward rate curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar London Interbank Offered Rate (“LIBOR”) curve for purposes of discounting cash flows relating to ESS.

(2)	Prepayment speed is measured using Life Total CPR.

Derivative Financial Instruments

Interest Rate Lock Commitments

The Company categorizes IRLCs as “Level 3” fair value assets and liabilities. The Company estimates the fair value of IRLCs based on quoted Agency MBS prices, its estimate of the fair value of the MSRs it expects to receive in the sale of the mortgage loan and the probability that the mortgage loans will be purchased under the commitment (the “pull-through rate”).

The significant unobservable inputs used in the fair value measurement of the Company’s IRLCs are the pull-through rate and the MSR component of the Company’s estimate of the fair value of the mortgage loans it has committed to purchase. Significant changes in the pull-through rate or the MSR component of the IRLCs, in isolation, may result in a significant change in fair value. The financial effects of changes in these inputs are generally inversely correlated as increasing interest rates have a positive effect on the fair value of the MSR component of IRLC value, but increase the pull-through rate for mortgage loan principal and interest payment cash flows that have decreased in fair value. Changes in fair value of IRLCs are included in Net gain on mortgage loans acquired for sale in the consolidated statements of income.

Following is a quantitative summary of key unobservable inputs used in the valuation of IRLCs:

Key inputs	December 31, 2016	December 31, 2015
Pull-through rate
Range	60.7% - 100.0%	60.2% - 100.0%
Weighted average	88.5%	92.4%
MSR value expressed as:
Servicing fee multiple
Range	2.6 - 6.0	2.1 - 6.2
Weighted average	5.0	4.9
Percentage of UPB
Range	0.7% - 1.5%	0.5% - 3.8%
Weighted average	1.3%	1.2%

Hedging Derivatives

The Company estimates the fair value of commitments to sell mortgage loans based on quoted MBS prices. These derivative financial instruments are categorized by the Company as “Level 1” fair value assets and liabilities for those based on exchange traded market prices or as “Level 2” fair value assets and liabilities for those based on observable interest rate volatilities in the MBS market. Changes in the fair value of hedging derivatives are included in Net gain on mortgage loans acquired for sale, Net mortgage loan servicing fees, Net gain on investments or, as applicable, in the consolidated statements of income.

Real Estate Acquired in Settlement of Loans

REO is measured based on its fair value on a nonrecurring basis and is categorized as a “Level 3” fair value asset. Fair value of REO is established by using a current estimate of fair value from a broker’s price opinion, a full appraisal, or the price given in a current contract of sale.

REO fair values are reviewed by the Manager’s staff appraisers when the Company obtains multiple indications of fair value and there is a significant difference between the fair values received. PCM’s staff appraisers will attempt to resolve the difference between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to determine fair value. Changes in the fair value of REO are included in Results of real estate acquired in settlement of loans in the consolidated statements of income.

Mortgage Servicing Rights

MSRs are categorized as “Level 3” fair value assets. The Company uses a discounted cash flow approach to estimate the fair value of MSRs. The key inputs used in the estimation of the fair value of MSRs include the applicable pricing spread, prepayment and default rates of the underlying mortgage loans, and annual per-loan cost to service mortgage loans, all of which are unobservable. Significant changes to any of those inputs in isolation could result in a significant change in the MSR fair value measurement. Changes in these key inputs are not necessarily directly related. Changes in the fair value of MSRs are included in Net mortgage loan servicing fees in the consolidated statements of income.

MSRs are generally subject to loss in fair value when mortgage interest rates decrease. Decreasing mortgage interest rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the expected life of the underlying mortgage loans, thereby reducing the cash flows expected to accrue to the MSRs. Reductions in the fair value of MSRs affect income primarily through change in fair value and change in impairment. For MSRs backed by mortgage loans with historically low interest rates, factors other than interest rates (such as housing price changes) take on increasing influence on prepayment behavior of the underlying mortgage loans.

Following are the key inputs used in determining the fair value of MSRs at the time of initial recognition:

	Year ended December 31,
	2016		2015		2014
	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value
	(MSR recognized and UPB of underlying mortgage loan amounts in thousands)
MSR recognized	$267,755	$7,337	$140,511	$13,963	$73,640	$47,693
Key inputs
UPB of underlying mortgage loans	$22,068,577	$752,850	$12,195,574	$1,430,795	$6,800,637	$4,573,369
Weighted-average annual servicing fee rate (in basis points)	25	26	25	25	25	25
Pricing spread (1)
Range	7.2% – 12.6%	7.2% – 7.6%	6.5% –17.5%	7.2% – 16.3%	6.3% – 17.5%	8.5% – 14.3%
Weighted average	7.5%	7.3%	7.9%	8.5%	8.6%	9.1%
Life (in years)
Range	1.4 – 12.3	2.0 – 9.4	1.3 – 12.0	2.2 – 9.4	1.1 – 7.3	1.6 – 7.3
Weighted average	8.0	5.9	6.9	6.4	6.4	7.1
Annual total prepayment speed (2)
Range	3.3% – 49.2%	7.2% – 38.0%	3.5% – 51.0%	6.8% – 34.2%	7.6% – 56.4%	8.0% – 42.7%
Weighted average	8.3%	14.5%	9.0%	12.3%	9.6%	9.7%
Annual per-loan cost of servicing
Range	$68 – $79	$68 – $82	$62 – $134	$62 – $68	$59 – $140	$59 – $140
Weighted average	$77	$73	$64	$65	$69	$68

(1)	The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans.
(2)	Prepayment speed is measured using Life Total CPR.

Following is a quantitative summary of key inputs used in the valuation of MSRs as of the dates presented, and the effect on the fair value from adverse changes in those inputs:

	December 31, 2016		December 31, 2015
	Amortized cost	Fair value	Amortized cost	Fair value
	(Carrying value, UPB of underlying mortgage loans and effect on fair value amounts in thousands)
Carrying value	$592,431	$64,136	$393,157	$66,584
Key inputs:
UPB of underlying mortgage loans	$50,539,707	$5,763,957	$35,841,654	$6,458,684
Weighted-average annual servicing fee rate (in basis points)	25	25	26	25
Weighted-average note interest rate	3.8%	4.7%	3.9%	4.7%
Pricing spread (1)
Range	7.6% – 13.0%	7.6% – 12.6%	7.2% – 10.7%	7.2% – 10.2%
Weighted average	7.6%	7.6%	7.3%	7.2%
Effect on fair value of (2):
5% adverse change	$(10,018)	$(979)	$(6,411)	$(944)
10% adverse change	$(19,738)	$(1,929)	$(12,635)	$(1,862)
20% adverse change	$(38,330)	$(3,748)	$(24,553)	$(3,621)
Weighted average life (in years)
Range	3.1 - 8.5	3.2 - 7.0	1.3 - 7.7	2.5 - 6.1
Weighted average	8.0	7.0	7.2	6.1
Prepayment speed (3)
Range	6.7% – 25.7%	6.8% – 24.2%	8.1% – 51.5%	9.2% – 32.5%
Weighted average	7.7%	10.7%	9.6%	13.2%
Effect on fair value of (2):
5% adverse change	$(9,436)	$(1,379)	$(8,159)	$(1,793)
10% adverse change	$(18,578)	$(2,704)	$(16,024)	$(3,502)
20% adverse change	$(36,037)	$(5,202)	$(30,938)	$(6,692)
Annual per-loan cost of servicing
Range	$78 – $79	$77 – $79	$68 – $68	$68 – $68
Weighted average	$79	$79	$68	$68
Effect on fair value of (2):
5% adverse change	$(4,650)	$(555)	$(2,742)	$(470)
10% adverse change	$(9,300)	$(1,110)	$(5,484)	$(940)
20% adverse change	$(18,600)	$(2,220)	$(10,968)	$(1,880)

(1)	The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs.
(2)

For MSRs carried at fair value, an adverse change in one of the above-mentioned key inputs is expected to result in a reduction in fair value which will be recognized in income. For MSRs carried at lower of amortized cost or fair value, an adverse change in one of the above-mentioned key inputs may result in recognition of MSR impairment. The extent of the recognized MSR impairment will depend on the relationship of fair value to the carrying value of such MSRs.

(3)	Prepayment speed is measured using Life Total CPR.

The preceding sensitivity analyses are limited in that they were performed at a particular point in time; only account for the estimated effect of the movements in the indicated inputs; do not incorporate changes in the inputs in relation to other inputs; are subject to the accuracy of various models and inputs used; and do not incorporate other factors that would affect the Company’s overall financial performance in such events, including operational adjustments made by the Manager to account for changing circumstances. For these reasons, the preceding estimates should not be viewed as earnings forecasts.

Securities Sold Under Agreements to Repurchase

Fair value of securities sold under agreements to repurchase is based on the accrued cost of the agreements, which approximates the fair values of the agreements, due to the short maturities of such agreements.